Schedule of Supplemental Cash Flow Information Related to Operating Leases (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases			$ 1,519,000	$ 983,000	$ 0
Right-of-use assets obtained in exchange for operating lease obligations:	$ 4,347,000	$ 0	$ 2,189,000	$ 8,689,000	$ 0